UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6264

        Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ) September 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 0.5% (0.4% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$800	5.000%, 1/01/32	1/15 at 100.00	Baa3	$799,360
690	5.125%, 1/01/37	1/15 at 100.00	Baa3	693,478

	Consumer Staples - 5.9% (3.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2002:
8,450	5.750%, 6/01/32	6/12 at 100.00	BBB	8,836,672
3,000	6.000%, 6/01/37	6/12 at 100.00	BBB	3,214,650
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
3,200	6.125%, 6/01/24	6/13 at 100.00	BBB	3,570,144
2,625	6.375%, 6/01/32	6/13 at 100.00	BBB	2,971,054

	Education and Civic Organizations - 20.3% (13.5% of Total Investments)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic Project,	9/12 at 101.00	N/R	2,627,925
	Series 2002, 6.000%, 9/15/27
3,010	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	3,069,779
	6.125%, 6/01/17 (Alternative Minimum Tax) - MBIA Insured
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	AAA	1,061,760
	5.000%, 12/01/24 - AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, St. Peter's College, Series 1998B:
1,000	5.375%, 7/01/18	7/08 at 102.00	BB+	1,001,570
1,750	5.500%, 7/01/27	7/08 at 102.00	BB+	1,724,730
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2001D, 5.000%,	7/11 at 100.00	AAA	1,036,050
	7/01/31 - AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,
	Series 2001G:
1,000	5.250%, 7/01/20 - MBIA Insured	7/11 at 100.00	AAA	1,074,770
1,945	5.250%, 7/01/21 - MBIA Insured	7/11 at 100.00	AAA	2,090,428
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	1,099,823
	2002A, 5.000%, 7/01/17 - RAAI Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/12 at 100.00	AAA	2,082,360
	2002A, 5.000%, 7/01/32 - AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/13 at 100.00	A	2,046,480
	2002D, 5.250%, 7/01/32 - ACA Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D, 5.250%,	7/13 at 100.00	AAA	1,638,465
	7/01/20 - FGIC Insured
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	AAA	1,400,360
	5.125%, 7/01/21 - FGIC Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	1,610,310
	2004L, 5.125%, 7/01/22 - MBIA Insured
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H, 5.000%,	7/14 at 100.00	AAA	1,617,590
	7/01/16 - FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,
	Series 2004B:
2,285	5.000%, 7/01/18 - AMBAC Insured	1/14 at 100.00	AAA	2,446,618
1,260	5.000%, 7/01/19 - AMBAC Insured	1/14 at 100.00	AAA	1,345,466
2,510	4.750%, 7/01/20 - AMBAC Insured	1/14 at 100.00	AAA	2,611,504
2,060	4.250%, 7/01/24 - AMBAC Insured	1/14 at 100.00	AAA	2,024,568
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	AA	659,648
	5.500%, 7/01/23 - RAAI Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/14 at 100.00	N/R	528,210
	2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,000	5.000%, 7/01/15 - MBIA Insured	7/14 at 100.00	AAA	1,085,100
1,195	5.000%, 7/01/20 - MBIA Insured	7/14 at 100.00	AAA	1,276,523
1,875	5.000%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	1,985,906
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series
	2005F:
1,225	5.000%, 7/01/16 - FGIC Insured	7/15 at 100.00	AAA	1,334,932
2,850	5.000%, 7/01/18 - FGIC Insured	7/15 at 100.00	AAA	3,081,705
1,460	5.000%, 7/01/32 - FGIC Insured	7/15 at 100.00	AAA	1,541,818
3,905	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class Loan	6/07 at 102.00	AAA	4,003,367
	Program, Series 1997A, 5.800%, 6/01/16 (Alternative Minimum Tax) - MBIA Insured
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	4,383,818
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001,
	5.250%, 9/01/21
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child Health
	Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 - AMBAC Insured	4/13 at 100.00	AAA	2,065,454
1,370	5.000%, 4/15/22 - AMBAC Insured	4/13 at 100.00	AAA	1,449,446
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 - AMBAC Insured	12/12 at 100.00	AAA	2,211,468
4,000	5.500%, 12/01/27 - AMBAC Insured	12/12 at 100.00	AAA	4,423,560

	Financials - 1.7% (1.2% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	5,453,050
	Project, Series 2002, 5.750%, 10/01/21

	Healthcare - 18.2% (12.1% of Total Investments)
1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A,	8/14 at 100.00	BBB	1,053,460
	5.750%, 2/15/34
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Elizabeth	7/07 at 102.00	BBB-	1,560,090
	Hospital Obligated Group, Series 1997, 6.000%, 7/01/27
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds, Jersey	8/11 at 100.00	AAA	5,924,915
	City Medical Center, Series 2001, 5.000%, 8/01/41 - AMBAC Insured
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,181,530
	Obligated Group, Series 2001, 5.500%, 7/01/21
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community	1/12 at 100.00	AA	3,245,728
	Hospital, Series 2002, 5.125%, 7/01/32 - RAAI Insured
7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,	7/12 at 100.00	Baa1	8,447,221
	Series 2002, 5.875%, 7/01/21
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	3,057,510
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
3,850	5.750%, 7/01/25	7/10 at 100.00	A2	4,139,597
2,000	5.750%, 7/01/31	7/10 at 100.00	A2	2,150,440
4,320	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas	7/08 at 101.00	Aaa	4,434,782
	Healthcare System - West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 - MBIA
	Insured
5,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AAA	5,401,116
	Hospital Obligated Group, Series 2000, 5.375%, 7/01/31 - AMBAC Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter's University	7/10 at 100.00	BBB+	2,219,980
	Hospital, Series 2000A, 6.875%, 7/01/20
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	3,719,380
	Obligated Group, Series 1999, 5.250%, 7/01/29 - FSA Insured
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare's Hospital, Series	7/14 at 100.00	AA	1,803,433
	2004A, 5.250%, 7/01/20 - RAAI Insured
2,600	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation,	7/15 at 100.00	AA	2,684,942
	Series 2005B, 5.000%, 7/01/35 - RAAI Insured
3,860	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	6/12 at 102.00	Aaa	4,116,150
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30

	Housing/Multifamily - 2.7% (1.8% of Total Investments)
890	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	10/05 at 100.00	N/R	895,171
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11
4,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1996A,	5/06 at 102.00	AAA	4,624,695
	6.250%, 5/01/28 (Alternative Minimum Tax) - AMBAC Insured
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	10/09 at 102.00	Aaa	2,919,169
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)

	Housing/Single Family - 3.9% (2.6% of Total Investments)
3,545	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 1997U,	10/07 at 101.50	AAA	3,662,729
	5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured
3,100	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC,	10/10 at 100.00	AAA	3,137,820
	5.875%, 10/01/31 (Alternative Minimum Tax) - MBIA Insured
2,680	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue Bonds,	6/11 at 100.00	AAA	2,758,738
	Series 2001A, 5.200%, 12/01/33
2,675	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue Bonds,	6/11 at 100.00	AAA	2,756,962
	Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)

	Long-Term Care - 2.6% (1.7% of Total Investments)
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey,	6/13 at 102.00	A+	1,173,018
	Series 2002, 5.250%, 6/01/32
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good Shepherd
	Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 - RAAI Insured	7/11 at 100.00	AA	1,038,310
1,500	5.200%, 7/01/31 - RAAI Insured	7/11 at 100.00	AA	1,560,615
2,910	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds, Victoria	12/11 at 103.00	Aaa	3,103,370
	Health Corporation, Series 2001A, 5.200%, 12/20/36
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	1,185,536
	Wards Homestead, Series 2004A, 5.750%, 11/01/24

	Materials - 2.0% (1.4% of Total Investments)
6,250	Salem County Pollution Control Financing Authority, New Jersey, Waste Disposal Revenue Bonds, E.I.	11/05 at 100.00	AA-	6,359,063
	DuPont de Nemours and Company - Chambers Works Project, Series 1991A, 6.500%, 11/15/21
	(Alternative Minimum Tax)

	Tax Obligation/General - 11.9% (7.9% of Total Investments)
	Clifton, New Jersey, General Obligation Bonds, Series 2002:
1,700	5.000%, 1/15/21 - FGIC Insured	1/11 at 100.00	AAA	1,791,035
1,625	5.000%, 1/15/22 - FGIC Insured	1/11 at 100.00	AAA	1,712,019
1,000	Essex County, New Jersey, General Obligation Refunding Bonds, Series 1996A-1, 5.000%, 11/15/11 -	11/07 at 101.00	Aaa	1,046,850
	FGIC Insured
1,735	Jersey City, New Jersey, General Obligation Public Improvement Bonds, Series 2003B, 5.000%,	9/11 at 102.00	AAA	1,844,461
	9/01/20 - FSA Insured
3,000	Jersey City, New Jersey, General Obligation Improvement Bonds, Series 2002A, 5.250%, 3/01/13 -	No Opt. Call	AAA	3,308,400
	AMBAC Insured
1,420	Lenape Regional High School District, Burlington County, New Jersey, General Obligation Bonds,	No Opt. Call	Aaa	1,548,751
	Series 2004, 5.000%, 4/01/14 - FGIC Insured
	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding School Bonds, Series
	2001:
4,725	5.000%, 8/01/22 - FSA Insured	8/10 at 100.00	AAA	4,973,724
1,500	5.000%, 8/01/27 - FSA Insured	8/10 at 100.00	AAA	1,574,910
5,000	New Jersey, General Obligation Bonds, Series 1992D, 6.000%, 2/15/11	No Opt. Call	AA	5,612,100
1,200	New Jersey, General Obligation Bonds, Series 2005L, 5.250%, 7/15/16 - AMBAC Insured	No Opt. Call	AAA	1,343,196
2,040	Ocean City Board of Education, Cape May County, New Jersey, General Obligation Bonds, Series 2005,	4/16 at 100.00	Aaa	2,210,809
	5.000%, 4/01/20 - MBIA Insured
	Sayreville School District, Middlesex County, New Jersey, General Obligation Bonds, Series 2002:
1,470	5.000%, 3/01/24 - FGIC Insured	3/12 at 100.00	AAA	1,545,999
1,545	5.000%, 3/01/25 - FGIC Insured	3/12 at 100.00	AAA	1,631,396
1,285	Tinton Falls Board of Education, Monmouth County, New Jersey, General Obligation Bonds, Series	10/14 at 100.00	Aaa	1,401,935
	2004, 5.000%, 10/15/15 - FSA Insured
1,745	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series	1/16 at 100.00	Aaa	1,879,068
	2005, 5.000%, 1/01/19 - FSA Insured
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 - AMBAC Insured	9/14 at 100.00	Aaa	1,837,486
1,865	4.750%, 9/01/18 - AMBAC Insured	9/14 at 100.00	Aaa	1,968,284

	Tax Obligation/Limited - 27.2% (18.0% of Total Investments)
	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County
	Administration Complex Project, Series 2003:
1,510	4.500%, 11/15/12	No Opt. Call	Aaa	1,606,700
1,795	5.000%, 11/15/17	11/13 at 100.00	Aaa	1,951,775
2,000	5.000%, 11/15/18	11/13 at 100.00	Aaa	2,166,660
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,960,630
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
2,225	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	10/13 at 100.00	Aaa	2,333,358
	Correctional Facilities Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured
10,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%, 12/15/12 -	No Opt. Call	Aaa	10,886,700
	FSA Insured
	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series
	2003A:
2,000	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	2,188,540
3,000	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	3,190,920
3,365	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	3,572,721
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 - AMBAC Insured	4/15 at 100.00	AAA	1,152,054
2,525	5.000%, 4/01/35 - AMBAC Insured	4/15 at 100.00	AAA	2,652,639
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds, Series 2003B:
1,750	5.000%, 12/01/17 - FGIC Insured	12/13 at 100.00	Aaa	1,881,320
1,835	5.000%, 12/01/18 - FGIC Insured	12/13 at 100.00	Aaa	1,967,524
1,000	5.000%, 12/01/19 - FGIC Insured	12/13 at 100.00	Aaa	1,067,400
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds, Series	No Opt. Call	Aaa	1,558,563
	2003D, 5.000%, 12/01/16 - FGIC Insured
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund Revenue
	Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,102,370
2,000	5.250%, 9/15/18	9/13 at 100.00	AAA	2,198,960
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,098,040
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human	9/13 at 100.00	AA-	2,597,200
	Services - Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
2,885	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human	9/15 at 100.00	AAA	3,095,490
	Services - Greystone Park Psychiatric Hospital, Series 2005, 5.000%, 9/15/18 - AMBAC Insured
1,925	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1,	9/15 at 100.00	AAA	2,087,027
	5.000%, 9/01/17 - AMBAC Insured
7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A,	7/14 at 100.00	AAA	7,713,720
	5.250%, 7/01/15 - MBIA Insured
4,000	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%,	6/14 at 100.00	BBB	4,236,880
	6/15/34
4,815	New Jersey Economic Development Authority, School Facility Construction Bonds, Series 2005K,	No Opt. Call	AAA	5,351,728
	5.250%, 12/15/14 - FGIC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement	9/12 at 100.00	AAA	2,184,480
	Bonds, Fund Issue, Series 2002A, 5.250%, 9/01/19 - AMBAC Insured
3,405	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 - FGIC	9/15 at 100.00	AAA	3,643,350
	Insured
3,350	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	3,699,037
	12/15/13 - FGIC Insured
5,275	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%,	No Opt. Call	AAA	5,824,602
	12/15/13 - MBIA Insured

	Transportation - 24.9% (16.5% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	2,440,687
	5.250%, 6/01/20 - MBIA Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 - MBIA Insured	1/15 at 100.00	AAA	2,122,280
4,050	5.000%, 1/01/26 - MBIA Insured	1/15 at 100.00	AAA	4,297,617
1,500	5.000%, 1/01/28 - MBIA Insured	1/15 at 100.00	AAA	1,587,000
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District	1/12 at 100.00	AAA	3,149,203
	Project, Series 2001A, 5.200%, 1/01/27 - FSA Insured
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999, 5.750%,	1/10 at 100.00	AAA	3,804,115
	1/01/22 - FSA Insured
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	11/05 at 100.00	CCC	2,316,960
	7.100%, 11/01/31 (Alternative Minimum Tax)
4,660	New Jersey Turnpike Authority, Revenue Bonds, Series 2005C, 5.000%, 1/01/35 - FSA Insured	1/15 at 100.00	AAA	4,908,378
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
495	6.500%, 1/01/16	No Opt. Call	AAA	581,788
160	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	189,963
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	10,109,710
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	AAA	1,351,975
	1/01/21 - MBIA Insured
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth
	Series 2002:
2,280	5.000%, 10/15/26 - FSA Insured	4/12 at 101.00	AAA	2,396,052
5,000	5.000%, 4/15/32 - FSA Insured	4/12 at 101.00	AAA	5,233,150
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	4,129,965
6,605	5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured	12/07 at 102.00	AAA	7,042,647
12,130	5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured	12/07 at 100.00	AAA	12,708,480
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series	6/15 at 101.00	AAA	7,421,750
	2005, 5.000%, 12/01/28 - XLCA Insured
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2002K,	1/13 at 100.00	A	2,072,660
	5.100%, 1/01/33

	U.S. Guaranteed *** - 16.5% (11.0% of Total Investments)
3,275	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2000A, 5.750%,	1/10 at 101.00	AAA	3,625,425
	1/01/29 (Pre-refunded to 1/01/10) - AMBAC Insured
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2002C:
4,000	5.000%, 6/15/15 (Pre-refunded to 6/15/12) - MBIA Insured	6/12 at 100.00	AAA	4,350,520
5,000	5.000%, 6/15/20 (Pre-refunded to 6/15/12) - MBIA Insured	6/12 at 100.00	AAA	5,438,150
3,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	3,325,980
	5.250%, 6/15/21 (Pre-refunded to 6/15/13) - FGIC Insured
3,600	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G,	9/13 at 100.00	AAA	3,934,656
	5.000%, 9/01/17 (Pre-refunded to 9/01/13) - MBIA Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
3,000	5.500%, 6/15/17 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	3,376,020
3,000	5.500%, 6/15/18 (Pre-refunded to 6/15/13)	6/13 at 100.00	AAA	3,376,020
5,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B, 5.000%,	12/11 at 100.00	AAA	6,170,321
	12/15/21 (Pre-refunded to 12/15/11) - MBIA Insured
2,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A, 5.500%, 1/01/30 (Pre-refunded to	1/10 at 100.00	AAA	2,181,020
	1/01/10) - MBIA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,505	6.500%, 1/01/16	No Opt. Call	AAA	2,981,000
170	6.500%, 1/01/16	No Opt. Call	AAA	202,303
55	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	65,451
760	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	904,415
1,230	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/30	7/11 at 100.00	AAA	1,343,652
	(Pre-refunded to 7/01/11) - FSA Insured
7,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	8,218,875
	10/01/34
2,000	West Orange Board of Education, Essex County, New Jersey, Certificates of Participation, Series	10/09 at 101.00	Aaa	2,228,440
	1999, 6.000%, 10/01/24 (Pre-refunded to 10/01/09) - MBIA Insured

	Utilities - 4.5% (3.0% of Total Investments)
2,205	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/05 at 100.00	Baa3	2,215,893
	Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)
3,500	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/05 at 100.00	Baa3	3,517,290
	Recovery System Revenue Bonds, Series 1991A, 7.500%, 12/01/10 (Alternative Minimum Tax)
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	AAA	2,223,921
	Project, Series 2003, 5.000%, 12/15/14 - FGIC Insured
400	New Jersey Economic Development Authority, Pollution Control Revenue Bonds, Jersey Central Power	1/06 at 101.00	Baa3	412,680
	and Light Company, Series 1985, 7.100%, 7/01/15
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Refunding	4/12 at 101.00	Baa1	2,655,725
	Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative Minimum Tax)
3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds, Ogden	6/08 at 101.00	AAA	3,066,450
	Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 (Alternative Minimum Tax) - AMBAC
	Insured

	Water and Sewer - 7.1% (4.8% of Total Investments)
3,320	Atlantic County Improvement Authority, New Jersey, Egg Harbor Township Guaranteed Revenue Bonds,	11/10 at 100.00	Aaa	3,578,561
	Egg Harbor Township Golf Corporation, Series 2000, 5.400%, 11/01/30 - AMBAC Insured
3,000	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds, Series	7/08 at 102.00	AAA	3,152,880
	2001A-2, 5.200%, 7/15/21 (Alternative Minimum Tax) - FGIC Insured
7,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company,	5/06 at 102.00	Aaa	7,756,124
	Series 1996, 6.000%, 5/01/36 (Alternative Minimum Tax) - FGIC Insured
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 - FGIC Insured	8/12 at 100.00	Aaa	3,277,500
3,000	5.250%, 8/01/18 - FGIC Insured	8/12 at 100.00	Aaa	3,273,720
1,250	Ocean County Utilities Authority, New Jersey, Wastewater Revenue Refunding Bonds, Series 2000,	1/11 at 101.00	Aa1	1,336,550
	5.000%, 1/01/18

$440,673	Total Long-Term Investments (cost $451,314,009) - 149.9%			469,750,122

	Short-Term Investments - 0.3% (0.2% of Total Investments)
1,000	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		VMIG-1	1,000,000
	Obligations, Series 1985, 2.610%, 12/01/15 - MBIA Insured †

$1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $452,314,009) - 150.2%			470,750,122

	Other Assets Less Liabilities - 1.5%			4,664,459

	Preferred Shares, at Liquidation Value - (51.7)%			(162,000,000)

	Net Assets Applicable to Common Shares - 100%			$313,414,581

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $452,301,456.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$19,837,807
Depreciation	(1,389,141)

Net unrealized appreciation of investments	$18,448,666

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.